Goodwill and intangible assets, net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
Finite-Lived Intangible Assets [Line Items]
Consideration amount			$ 7,644	$ 34,294
Consideration Amount Related To Purchase Price Holdbacks				320
EWC Ventures and its Subsidiaries [Member]
Finite-Lived Intangible Assets [Line Items]
Reacquisition Costs					$ 32,791	$ 36,182
Consideration amount					$ 34,685	33,189
Consideration Amount Related To Purchase Price Holdbacks						2,183
Term of Representative Agreements					10 years
EWC Ventures and its Subsidiaries [Member] | Reacquired Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense For Reacquired Rights					$ 6,457	1,847
EWC Ventures and its Subsidiaries [Member] | Franchisee Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense For Reacquired Rights					11,428	11,428
EWC Ventures and its Subsidiaries [Member] | Favorable Lease Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense For Reacquired Rights					$ 48	$ 61
EWC Ventures and its Subsidiaries [Member] | Additional Agreements Term [Member]
Finite-Lived Intangible Assets [Line Items]
Term of Representative Agreements					10 years
European Wax Center, Inc. and Subsidiaries
Finite-Lived Intangible Assets [Line Items]
Reacquisition Costs			$ 7,644	34,614
Consideration amount				34,294
Consideration Amount Related To Purchase Price Holdbacks				320
Term of Representative Agreements			10 years
European Wax Center, Inc. and Subsidiaries | Reacquired Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense For Reacquired Rights	$ 1,699	$ 1,771	$ 5,529	5,199
European Wax Center, Inc. and Subsidiaries | Franchisee Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense For Reacquired Rights	2,812	2,857	8,526	8,571
European Wax Center, Inc. and Subsidiaries | Favorable Lease Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense For Reacquired Rights	$ 13	$ 12	$ 37	$ 36
European Wax Center, Inc. and Subsidiaries | Additional Agreements Term [Member]
Finite-Lived Intangible Assets [Line Items]
Term of Representative Agreements			10 years